Financial instruments related to commodity contracts - Changes in fair value (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	$ 1,392	$ (638)
Fair value as of the end of the period	1,315	1,392	$ (638)
Gas & Power activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	1,730	39	2,347
Impact on income	1,024	(345)	(5,792)
Settled contracts	(1,094)	2,000	3,681
Other	70	36	(197)
Fair value as of the end of the period	1,730	1,730	39
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	(338)	(677)	(901)
Impact on income	10,079	10,118	11,033
Settled contracts	(10,124)	(9,779)	(10,812)
Other	(32)		3
Fair value as of the end of the period	$ (415)	$ (338)	$ (677)